Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net income/loss	$ 4,002	$ 1,922	$ 3,166	$ (2,470)
Adjustments to reconcile net income to net cash used by operating activities:
Adjustments for non-cash items	398	(113)
Changes in other operating assets and liabilities	(10,980)	(3,084)
Changes in net claims liabilities	(2,230)	(18,069)
Amortization of fixed assets			315	218
Deferred employee benefit costs			0	2,657
Share-based compensation expense			113	113
(Gain)/loss on sale of fixed assets			0	(54)
Amortization of deferred gain on sale of headquarters building			(26)	0
Deferred income taxes	(631)	0	0	(1,163)
Net realized gains	(521)	(1,098)	(1,435)	(4,147)
Amortization of bond premiums and discounts			921	953
Accounts receivable and other assets, net			(12,344)	3,762
Due from reinsurers and other insurers			2,127	1,018
Deferred policy acquisition costs			(744)	784
Other assets and accrued investment income			69	707
Unpaid claims			(21,576)	(40,936)
Unearned premium			9,766	(1,370)
Due to reinsurers and other insurers			(1,898)	(3,913)
Accounts payable and accrued liabilities			805	(3,320)
Net cash used by operating activities	(8,810)	(19,344)	(20,741)	(47,161)
Purchase of Gateway (net of cash acquired)	11,083	0
Proceeds from sale and maturity of investments	50,670	42,820
Purchases of investments	(63,527)	(47,333)
Purchase of securities			(53,470)	(64,563)
Acquisition of other investments			(1,250)	0
Proceeds from sales and maturities of securities			59,452	113,823
Sale of assets held for sale	0	13,342	13,342	2,436
Net additions of software and other equipment	(749)	(586)	(673)	(396)
Net cash provided by investing activities	(2,523)	8,243	17,401	51,300
Preferred share buyback	(8,282)	0
Proceeds from initial public offering	9,756	0
Warrants exercised	781	0
Dividends paid	(2,149)	0
Options exercised	0	3	3	73
Net cash provided by financing activities	106	3	3	73
Net change in cash and cash equivalents	(11,227)	(11,098)	(3,337)	4,212
Cash and cash equivalents, beginning of period	19,912	23,249	23,249	19,037
Cash and cash equivalents, end of period	8,685	12,151	19,912	23,249
Net income/loss			0	0
Income taxes			0	0
Note payable on redemption of preferred shares	$ 7,918	$ 0